Other Accounts Receivable and Prepaid Expenses (Details) - Schedule of other accounts receivable and prepaid expenses - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of other accounts receivable and prepaid expenses [Abstract]
Prepaid expenses	$ 4,578	$ 3,581
Government authorities	3,601	3,005
Related parties	29	615
Other	1,682	3,312
Total prepaid expense and other assets current	$ 9,890	$ 10,513